PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	£ 1,563
Property, plant and equipment including right-of-use assets at the end of the period	1,511	£ 1,563
Investment property	16	16
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	79
Property, plant and equipment including right-of-use assets at the end of the period	69	79
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	703
Property, plant and equipment including right-of-use assets at the end of the period	657	703
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	207
Property, plant and equipment including right-of-use assets at the end of the period	212	207
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	0
Property, plant and equipment including right-of-use assets at the end of the period	0	0
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	574
Property, plant and equipment including right-of-use assets at the end of the period	573	574
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	2,826	2,760
Additions	302	407
Reclassification to assets held for sale	(15)
Disposals	(299)	(358)
Other		17
Property, plant and equipment including right-of-use assets at the end of the period	2,814	2,826
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	270	263
Additions	22	21
Reclassification to assets held for sale	0
Disposals	(15)	(14)
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	277	270
Cost | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	941	918
Additions	2	35
Reclassification to assets held for sale	(15)
Disposals	(20)	(20)
Other		8
Property, plant and equipment including right-of-use assets at the end of the period	908	941
Cost | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	892	877
Additions	65	47
Reclassification to assets held for sale	0
Disposals	(38)	(41)
Other		9
Property, plant and equipment including right-of-use assets at the end of the period	919	892
Cost | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	7	67
Additions	0	0
Reclassification to assets held for sale	0
Disposals	(1)	(60)
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	6	7
Cost | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	716	635
Additions	213	304
Reclassification to assets held for sale	0
Disposals	(225)	(223)
Other		0
Property, plant and equipment including right-of-use assets at the end of the period	704	716
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(1,263)	(1,266)
Reclassification to assets held for sale	7
Disposals	146	184
Other		(15)
Charge for the year	165	174
Property, plant and equipment including right-of-use assets at the end of the period	(1,303)	(1,263)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(191)	(173)
Reclassification to assets held for sale	0
Disposals	4	0
Other		0
Charge for the year	18	18
Property, plant and equipment including right-of-use assets at the end of the period	(208)	(191)
Accumulated depreciation | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(238)	(226)
Reclassification to assets held for sale	7
Disposals	18	11
Other		(7)
Charge for the year	22	21
Property, plant and equipment including right-of-use assets at the end of the period	(251)	(238)
Accumulated depreciation | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(685)	(653)
Reclassification to assets held for sale	0
Disposals	37	33
Other		(8)
Charge for the year	55	60
Property, plant and equipment including right-of-use assets at the end of the period	(707)	(685)
Accumulated depreciation | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(7)	(67)
Reclassification to assets held for sale	0
Disposals	1	60
Other		0
Charge for the year	0	0
Property, plant and equipment including right-of-use assets at the end of the period	(6)	(7)
Accumulated depreciation | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(142)	(147)
Reclassification to assets held for sale	0
Disposals	86	80
Other		0
Charge for the year	70	75
Property, plant and equipment including right-of-use assets at the end of the period	(131)	(142)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	28	(8)
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	3	0
Accumulated impairment | Property
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	16	(5)
Accumulated impairment | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	4	(3)
Accumulated impairment | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	0	0
Accumulated impairment | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	£ 5	£ 0